Subsequent Events	6 Months Ended
Nov. 30, 2015
Notes to Financial Statements
7. Subsequent Events

a)	On December 1, 2015, the Company issued 5,500,000 common shares to a non-related party with respect to a sponsorship agreement.

b)	On December 3, 2015, the Company entered into a convertible promissory note agreement with a non-related party for proceeds of $250,000. Under the terms of the convertible promissory note, the amount owing is unsecured, bears interest at 12% per annum, and is due on September 3, 2016. The note is convertible into common shares of the Company at the lower of: (i) a 40% discount to the lowest trading price during the previous twenty trading days to the date of conversion; or (ii) a 40% discount to the lowest trading price during the previous twenty trading days before the date that the convertible promissory note was executed. As part of the convertible promissory note, the Company paid a finder's fee of $25,000.

c)	On December 28, 2015, the Company entered into a loan agreement with a non-related party for proceeds of $10,000. The amount owing is unsecured, bears interest at 10% per annum, and is due on demand.